Average Annual Total Returns - Class K - BLACKROCK LIFEPATH INDEX 2035 FUND - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	13.72%
5 Years	10.81%
Since Inception	8.54%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	13.01%
5 Years	9.95%
Since Inception	7.71%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.27%
5 Years	8.27%
Since Inception	6.62%
Inception Date	May 31, 2011